Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	March 2019
Distribution Date	04/15/19
Transaction Month	51
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:		$1,260,113,012.83

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%		January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%		October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%		April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%		July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%		July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%		July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%		June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$-	-	$-	-	$-
Class C Notes	$18,923,004.94	0.5562318	$-	-	$18,923,004.94
Class D Notes	$27,720,000.00	1.0000000	$-	-	$27,720,000.00
Total Securities	$46,643,004.94	0.0372950	$-	-	$46,643,004.94

Weighted Avg. Coupon (WAC)	3.44%		3.50%
Weighted Avg. Remaining Maturity (WARM)	13.31		12.79
Pool Receivables Balance	$66,530,920.87		$57,308,881.59
Remaining Number of Receivables	20,589		19,157

Adjusted Pool Balance	$65,544,700.13		$56,482,610.16

III. COLLECTIONS

Principal:
Principal Collections	$9,096,811.18
Repurchased Contract Proceeds Related to Principal	$34,210,457.03
Recoveries/Liquidation Proceeds	$143,893.26
Total Principal Collections	$43,451,161.47

Interest:
Interest Collections	$185,129.38
Late Fees & Other Charges	$30,156.13
Interest on Repurchase Principal	$-
Total Interest Collections	$215,285.51

Collection Account Interest	$16,142.16
Reserve Account Interest	$6,159.95
Servicer Advances	$-

Total Collections	$43,688,749.09

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	March 2019
Distribution Date	04/15/19
Transaction Month	51
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$43,688,749.09
Reserve Account Release	$3,150,282.53
Reserve Account Draw	$-
Total Available for Distribution	$46,839,031.62

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$55,442.43	$-	$55,442.43	$55,442.43
Collection Account Interest					$16,142.16
Late Fees & Other Charges					$30,156.13
Total due to Servicer					$101,740.72

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$-		$-

Total Class A interest:		$-		$-	$-

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$-		$-	$-

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$31,222.96		$31,222.96	$31,222.96

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

Available Funds Remaining:					$46,643,004.94

9. Regular Principal Distribution Amount:					$46,643,004.94

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$-		$-
Class B Notes Total:		$-		$-
Class C Notes Total:		$9,062,089.97		$18,923,004.94
Class D Notes Total:		$-		$27,720,000.00
Total Noteholders Principal		$9,062,089.97		$46,643,004.94

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$986,220.74
Beginning Period Amount	$986,220.74
Current Period Amortization	$159,949.31
Ending Period Required Amount	$826,271.43
Ending Period Amount	$826,271.43
Next Distribution Date Required Amount	$687,122.78

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	March 2019
Distribution Date	04/15/19
Transaction Month	51
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$3,150,282.53
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$-
Ending Period Amount	$-

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,901,695.19	$56,482,610.16	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.50%	4.48%	1.50%
Overcollateralization as a % of Current Adjusted Pool	28.84%	100.00%	33.46%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.16%	18,805	96.63%	$55,377,907.08
30 - 60 Days	1.55%	297	2.89%	$1,653,717.25
61 - 90 Days	0.25%	47	0.44%	$250,277.47
91-120 Days	0.04%	7	0.05%	$26,388.24
121 + Days	0.01%	1	0.00%	$591.55
Total		19,157		$57,308,881.59

Delinquent Receivables 30+ Days Past Due
Current Period	1.84%	352	3.37%	$1,930,974.51
1st Preceding Collection Period	1.81%	373	3.31%	$2,203,045.91
2nd Preceding Collection Period	1.96%	426	3.65%	$2,764,616.95
3rd Preceding Collection Period	2.07%	471	3.66%	$3,126,751.46
Four-Month Average	1.92%		3.50%

Repossession in Current Period		10		$64,149.33
Repossession Inventory		54		$44,157.60

Current Charge-Offs
Gross Principal of Charge-Offs				$125,228.10
Recoveries				$(143,893.26)
Net Loss				$(18,665.16)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.34%

Average Pool Balance for Current Period				$61,919,901.23

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.36%
1st Preceding Collection Period				1.06%
2nd Preceding Collection Period				-1.19%
3rd Preceding Collection Period				-0.59%
Four-Month Average				-0.27%
Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		18	2,731	$36,301,397.79
Recoveries		22	2,535	$(21,499,957.14)
Net Loss				$14,801,440.65
Cumulative Net Loss as a % of Initial Pool Balance				1.14%

Net Loss for Receivables that have experienced a Net Loss *		5	2,003	$14,953,736.06
Average Net Loss for Receivables that have experienced a Net Loss				$7,465.67

Principal Balance of Extensions				$266,754.34
Number of Extensions				34

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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